BUSINESS ACQUISITIONS - Acquisition of LYF - Net assets acquired (Details) - LYF - CAD ($) $ in Thousands		12 Months Ended
	Mar. 05, 2021	Nov. 30, 2021
Current assets
Cash	$ 196
Accounts receivable	150
Prepaid expenses and other current assets	243
Inventory	1,612
Non-current assets
Prepaid deposits	82
Intangible assets	12,982
Property, plant and equipment	7,070
Total assets	22,335
Current liabilities
Accounts payable and accrued liabilities	1,215
Canadian Emergency Business Account ("CEBA") Loan	40
Non-current liabilities
Deferred taxes	2,090
Total liabilities	3,345
Total net assets acquired	18,990
Purchase price allocation
Net identifiable assets acquired	18,990
Goodwill	6,613
Total fair value of consideration	25,603
Net cash outflows
Cash consideration paid	(3,909)
Cash acquired	196
Net cash outflows	$ (3,713)	$ (3,713)
Acquisition costs expensed		$ 278
Number of shares placed into escrow subject to release upon the achievement of the first earn-out EBITDA milestone	427,350